Goodwill and Intangibles (Details Textuals) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2009	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Goodwill [Line Items]
Goodwill Impairment				$ 36,605
Acquired Finite-Lived Intangible Assets [Line Items]
Original weighted-average useful lives		18
Goodwill and Intangibles (Textuals) [Abstract]
Goodwill Impairment Effect On Net Income	23,000
Goodwill Impairment Effect on Dilutive Earnings Per Share	$ 0.54
Amortization expense for intangible assets		11,382	10,151	9,655
Amortization Expense for For 2012		10,900
Amortization Expense for For 2013		10,200
Amortization Expense for For 2014		8,800
Amortization Expense for For 2015		8,200
Amortization Expense for For 2016		7,600
Fluid Power Businesses Segment [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses		36,605
Goodwill Impairment	36,605
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		12,100
Original weighted-average useful lives		19
Non-competition agreements [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		554
Original weighted-average useful lives		4
Finite lived trade names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired		267
Original weighted-average useful lives		3
Non-amortized trade names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Indefinite lived trade names		$ 1,290